Annual Total Returns [BarChart] - Voya Solution 2050 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012	14.78%
2013	23.18%
2014	6.49%
2015	(0.33%)
2016	6.27%
2017	21.30%
2018	(10.82%)
2019	24.13%
2020	15.79%